UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2026

Date of reporting period:	6/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Short-Term Corporate Bond Fund
Class A:
PBSMX
SEMIANNUAL SHAREHOLDER REPORT – June 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Short-Term
Corporate
Bond Fund (the
“Fund”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class A	$36	0.72%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?

Fund’s net assets	$ 8,110,762,626
Number of fund holdings	653
Portfolio turnover rate for the period	38%
MF140E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Credit Quality expressed as a percentage of total investments as of 6/30/2026 (%)
AAA	11.8
AA	13.2
A	29.0
BBB	44.3
BB	1.9
Not Rated	0.3
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	A
NASDAQ	PBSMX
CUSIP	74441R102
MF140E2A

PGIM Short-Term Corporate Bond Fund
Class C:
PIFCX
SEMIANNUAL SHAREHOLDER REPORT – June 30,
2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class C	$74	1.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?

Fund’s net assets	$ 8,110,762,626
Number of fund holdings	653
Portfolio turnover rate for the period	38%
MF140E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Credit Quality expressed as a percentage of total investments as of 6/30/2026 (%)
AAA	11.8
AA	13.2
A	29.0
BBB	44.3
BB	1.9
Not Rated	0.3
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	C
NASDAQ	PIFCX
CUSIP	74441R300
MF140E2C

PGIM Short-Term Corporate Bond Fund
Class R:
JDTRX
SEMIANNUAL SHAREHOLDER REPORT – June 30,
2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R	$53	1.06%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?

Fund’s net assets	$ 8,110,762,626
Number of fund holdings	653
Portfolio turnover rate for the period	38%
MF140E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Credit Quality expressed as a percentage of total investments as of 6/30/2026 (%)
AAA	11.8
AA	13.2
A	29.0
BBB	44.3
BB	1.9
Not Rated	0.3
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R
NASDAQ	JDTRX
CUSIP	74441R409
MF140E2R

PGIM Short-Term Corporate Bond Fund
Class Z:
PIFZX
SEMIANNUAL SHAREHOLDER REPORT – June 30,
2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class Z	$23	0.47%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?

Fund’s net assets	$ 8,110,762,626
Number of fund holdings	653
Portfolio turnover rate for the period	38%
MF140E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Credit Quality expressed as a percentage of total investments as of 6/30/2026 (%)
AAA	11.8
AA	13.2
A	29.0
BBB	44.3
BB	1.9
Not Rated	0.3
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	Z
NASDAQ	PIFZX
CUSIP	74441R508
MF140E2Z

PGIM Short-Term Corporate Bond Fund
Class R2:
PIFEX
SEMIANNUAL SHAREHOLDER REPORT – June
30
, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R2	$44	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?

Fund’s net assets	$ 8,110,762,626
Number of fund holdings	653
Portfolio turnover rate for the period	38%
MF140E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Credit Quality expressed as a percentage of total investments as of 6/30/2026 (%)
AAA	11.8
AA	13.2
A	29.0
BBB	44.3
BB	1.9
Not Rated	0.3
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R2
NASDAQ	PIFEX
CUSIP	74441R805
MF140E2R2

PGIM Short-Term Corporate Bond Fund
Class R4:
PIFGX
SEMIANNUAL SHAREHOLDER REPORT – June 30,
2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R4	$31	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?

Fund’s net assets	$ 8,110,762,626
Number of fund holdings	653
Portfolio turnover rate for the period	38%
MF140E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Credit Quality expressed as a percentage of total investments as of 6/30/2026 (%)
AAA	11.8
AA	13.2
A	29.0
BBB	44.3
BB	1.9
Not Rated	0.3
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R4
NASDAQ	PIFGX
CUSIP	74441R888
MF140E2R4

PGIM Short-Term Corporate Bond Fund
Class R6:
PSTQX
SEMIANNUAL SHAREHOLDER REPORT – June 30,
2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Short-Term Corporate Bond Fund (the
“Fund”) for the period of January 1, 2026 to June 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R6	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2026?

Fund’s net assets	$ 8,110,762,626
Number of fund holdings	653
Portfolio turnover rate for the period	38%
MF140E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2026?

Credit Quality expressed as a percentage of total investments as of 6/30/2026 (%)
AAA	11.8
AA	13.2
A	29.0
BBB	44.3
BB	1.9
Not Rated	0.3
Cash/Cash Equivalents	(0.5)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Short-Term Corporate Bond Fund

SHARE CLASS	R6
NASDAQ	PSTQX
CUSIP	74441R607
MF140E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

PGIM Short-Term Corporate Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JUNE 30, 2026

Table of Contents	Financial Statements and Other Information	June 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Short-Term Corporate Bond Fund	1

Notes to Financial Statements	40

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES 2.4%

Collateralized Loan Obligations 2.1%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.975%(c)	01/20/37	31,100	$31,105,430
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.775(c)	01/20/35	58,800	58,802,893
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	4.773(c)	07/15/31	372	372,073
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.087(c)	04/18/31	3,954	3,954,646
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	4.998(c)	10/23/31	5,126	5,127,138
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	01/20/37	44,851	44,881,790
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.785(c)	10/20/34	25,000	25,002,440

				169,246,410

Home Equity Loans 0.3%
RCKT Mortgage Trust,
Series 2026-CES01, Class A1A, 144A	4.827(cc)	01/25/56	9,280	9,160,044
Series 2026-CES05, Class A1A, 144A	5.248(cc)	05/25/56	11,524	11,481,037
Series 2026-CES06, Class A1A, 144A	5.321(cc)	06/25/56	8,100	8,097,197

				28,738,278

TOTAL ASSET-BACKED SECURITIES (cost $198,102,219)				197,984,688

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
Benchmark Mortgage Trust,
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	14,502	14,378,640
BODI Commercial Mortgage Trust,
Series 2026-DC01, Class A, 144A	5.359(cc)	03/13/52	14,525	14,588,786
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class ASB	3.514	12/15/49	152	151,934
SLG Office Trust,
Series 2021-OVA, Class F, 144A	2.851	07/15/41	6,500	5,390,185

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $34,887,487)				34,509,545

CORPORATE BONDS 86.5%

Aerospace & Defense 1.2%
BAE Systems Finance, Inc. (United Kingdom),
Gtd. Notes, 144A	7.500	07/01/27	5,463	5,627,032
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	7,755	7,852,642
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	25,000	24,744,322
Sr. Unsec’d. Notes	2.950	02/01/30	10,430	9,809,448
Sr. Unsec’d. Notes	3.250	02/01/28	19,136	18,737,389
Sr. Unsec’d. Notes	3.625	02/01/31	9,918	9,433,646
Sr. Unsec’d. Notes	6.298	05/01/29	5,210	5,423,813
Hexcel Corp.,
Sr. Unsec’d. Notes	4.900	05/15/31	2,772	2,761,550

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  1

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	4.400%	06/15/28	4,720	$4,703,865
Spirit AeroSystems, Inc.,
Gtd. Notes	4.600	06/15/28	10,245	10,213,164

				99,306,871

Agriculture 1.9%
Altria Group, Inc.,
Gtd. Notes(a)	4.500	08/06/30	7,616	7,556,615
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes	3.250	03/27/30	12,476	11,901,413
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,809,525
Gtd. Notes(a)	3.557	08/15/27	12,920	12,793,824
Gtd. Notes	5.834	02/20/31	8,995	9,368,038
Bunge Ltd. Finance Corp.,
Gtd. Notes	2.750	05/14/31	11,705	10,682,306
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	10/23/30	7,935	7,764,748
Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	5,697	5,830,592
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	4.500	06/30/28	11,322	11,262,695
Gtd. Notes, 144A	6.125	07/27/27	12,610	12,803,067
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,845	11,072,152
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.000	10/29/30	8,550	8,325,513
Sr. Unsec’d. Notes	4.375	11/01/27	28,750	28,732,478
Sr. Unsec’d. Notes(a)	4.875	02/15/28	11,054	11,123,114

				154,026,080

Airlines 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.750	10/20/28	45,467	45,433,021
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	8,595	8,524,483
Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,244,545
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,475,677

				65,677,726

Apparel 0.3%
Gildan Activewear, Inc. (Canada),
Gtd. Notes, 144A	4.700	10/07/30	23,544	23,042,499

Auto Manufacturers 3.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	5.050	03/21/30	15,578	15,668,838
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	49,449	49,330,115
Sr. Unsec’d. Notes(a)	2.900	02/16/28	13,000	12,557,605
Sr. Unsec’d. Notes	3.625	06/17/31	6,400	5,835,189
Sr. Unsec’d. Notes	5.875	11/07/29	3,350	3,391,133
Sr. Unsec’d. Notes	6.798	11/07/28	5,000	5,160,567
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.400	04/10/28	6,627	6,370,666
Sr. Unsec’d. Notes	2.400	10/15/28	10,110	9,605,392
Sr. Unsec’d. Notes	4.900	10/06/29	9,220	9,244,500
Sr. Unsec’d. Notes, SOFR + 1.290%	4.922(c)	01/07/30	13,500	13,590,924

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	5.350%	07/15/27	5,188	$5,231,582
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.000	06/18/31	9,400	9,385,863
Sr. Unsec’d. Notes, 144A(a)	5.275	06/24/27	16,850	16,978,213
Sr. Unsec’d. Notes, 144A	6.100	09/21/28	10,000	10,262,084
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	14,866,006
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	6,590	6,574,267
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	5,220	5,200,156
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	5.350	03/17/28	7,435	7,455,395
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.800	05/15/30	16,485	16,580,460
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.600	06/08/29	4,420	4,365,855
Gtd. Notes, 144A	4.850	09/11/30	3,245	3,214,233
Gtd. Notes, 144A	4.950	08/15/29	2,370	2,366,580
Gtd. Notes, 144A(a)	5.250	03/22/29	2,810	2,830,753
Gtd. Notes, 144A	5.300	03/22/27	14,260	14,319,407
Gtd. Notes, 144A	5.350	03/27/30	4,565	4,600,605
Gtd. Notes, 144A	5.650	03/25/32	2,265	2,293,100

				257,279,488

Auto Parts & Equipment 0.0%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes(a)	6.875(ff)	12/15/54	2,255	2,300,100

Banks 22.4%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes(a)	5.538(ff)	03/14/30	7,200	7,335,056
Sr. Non-Preferred Notes(a)	5.565	01/17/30	17,400	17,799,092
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	22,578	22,839,005
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	63,500	63,403,636
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	31,227,829
Bank of Montreal (Canada),
Jr. Sub. Notes, Series 6	6.875(ff)	11/26/85	7,175	7,281,590
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes(a)	7.350(ff)	04/27/85	6,790	6,988,024
Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	49,063,820
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	18,680	18,513,741
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	19,000	18,856,172
Sr. Unsec’d. Notes	5.102(ff)	06/26/32	21,030	20,995,006
Sr. Unsec’d. Notes(a)	5.501(ff)	08/09/28	2,320	2,340,532
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	16,810	16,871,978
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	6,233,591
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	11,555	10,483,998
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.184(ff)	06/02/32	15,240	15,174,494
Sr. Non-Preferred Notes, 144A	5.876(ff)	01/14/31	32,764	33,655,214
Canadian Imperial Bank of Commerce (Canada),
Jr. Sub. Notes	6.950(ff)	01/28/85	25,145	25,522,175
Citibank NA,
Sr. Unsec’d. Notes	4.914	05/29/30	25,035	25,314,665
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	3,135	3,188,650

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  3

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series EE	6.750%(ff)	02/15/30(oo)	33,920	$34,416,368
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	3,390	3,467,171
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	7,682	6,906,546
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	18,715	16,952,633
Sr. Unsec’d. Notes	4.952(ff)	05/07/31	17,210	17,269,905
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A(a)	4.656(ff)	01/12/32	5,250	5,164,147
Sr. Non-Preferred Notes, 144A	5.186(ff)	08/01/32	3,170	3,184,015
Sr. Non-Preferred Notes, 144A, MTN(a)	4.631(ff)	09/11/28	8,535	8,529,851
Sr. Non-Preferred Notes, 144A, MTN	4.818(ff)	09/25/33	8,785	8,585,264
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	10,150	10,227,817
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A(a)	4.613(ff)	10/02/30	7,280	7,216,719
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	21,247	21,030,769
Sr. Non-Preferred Notes, SOFR + 1.219%	4.847(c)	11/16/27	4,625	4,626,914
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	9,620	9,576,676
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	14,950	15,091,484
Fifth Third Bancorp,
Sr. Unsec’d. Notes, 144A	5.982(ff)	01/30/30	36,045	37,024,507
First Horizon Corp.,
Sr. Unsec’d. Notes	5.514(ff)	03/07/31	5,790	5,861,713
First-Citizens Bank & Trust Co.,
Sr. Unsec’d. Notes	5.097(ff)	07/13/29	5,505	5,512,761
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	16,099,039
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29(oo)	5,210	5,464,576
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	48,420	48,144,682
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	5,120	4,599,738
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,586,047
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	6,155	6,058,641
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	21,670	21,192,230
Sr. Unsec’d. Notes	4.972(ff)	06/03/32	36,580	36,555,827
Sr. Unsec’d. Notes	5.207(ff)	01/28/31	11,715	11,841,743
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.804(ff)	05/24/32	33,670	30,369,229
Sr. Unsec’d. Notes	4.619(ff)	11/06/31	13,755	13,549,619
Sr. Unsec’d. Notes(a)	5.210(ff)	08/11/28	900	905,854
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	26,769	27,555,011
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	4.803(ff)	03/23/32	40,130	39,784,782
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%	6.505(c)	08/01/26(oo)	11,600	11,603,383
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.470(c)	10/01/26(oo)	5,225	5,237,243
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	39,288	39,022,267
Sr. Unsec’d. Notes	4.255(ff)	10/22/31	25,422	24,858,255
Sr. Unsec’d. Notes	4.622(ff)	04/23/32	1,975	1,952,525
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	32,810	33,026,166
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	25,000	25,328,172
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	25,605	26,163,864
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A	4.454(ff)	09/23/31	26,600	26,046,547
Keybank National Association,
Sub. Notes(a)	6.950	02/01/28	8,600	8,883,538
KeyCorp,
Sr. Unsec’d. Notes, GMTN	5.121(ff)	04/04/31	5,766	5,804,860
Sr. Unsec’d. Notes, MTN	4.100	04/30/28	9,513	9,434,587

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538%(ff)	07/20/27	25,830	$25,791,144
Sr. Unsec’d. Notes	4.505(ff)	01/14/32	15,350	15,067,830
Sr. Unsec’d. Notes	4.527(ff)	09/12/31	9,570	9,423,728
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	2.869(ff)	09/13/30	24,524	23,077,736
Sr. Unsec’d. Notes	4.711(ff)	07/08/31	10,815	10,743,660
Sr. Unsec’d. Notes	4.965(ff)	07/13/32	19,970	19,909,411
Morgan Stanley,
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	3,420	3,374,847
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	13,010	12,756,648
Sr. Unsec’d. Notes(a)	4.994(ff)	04/12/29	24,090	24,221,752
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	5,240	5,425,563
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	23,915	20,978,458
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	28,375	26,361,443
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	37,081	32,244,064
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	28,982,652
Sr. Unsec’d. Notes, MTN, Series I	4.356(ff)	10/22/31	28,390	27,764,227
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes	4.952(ff)	01/14/28	13,180	13,212,159
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30	11,000	10,855,959
Sr. Unsec’d. Notes	4.465(ff)	11/19/31	10,750	10,566,032
Sr. Unsec’d. Notes	4.466(ff)	07/06/28	24,000	23,981,329
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN	4.893	03/27/31	13,060	13,068,539
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	15,795	16,288,594
Royal Bank of Canada (Canada),
Jr. Sub. Notes	7.500(ff)	05/02/84	20,000	20,775,000
Sr. Unsec’d. Notes, MTN	4.305(ff)	11/03/31	17,140	16,787,686
Sr. Unsec’d. Notes, MTN	4.696(ff)	08/06/31	20,690	20,570,445
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	4.320(ff)	09/22/29	5,985	5,916,238
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	4,225	3,799,658
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	23,725	21,523,344
Sr. Non-Preferred Notes, 144A(a)	5.519(ff)	01/19/28	10,000	10,049,175
Sr. Non-Preferred Notes, 144A, MTN	4.857(ff)	07/07/29	8,690	8,687,885
Sr. Non-Preferred Notes, 144A, MTN	5.249(ff)	05/22/29	7,100	7,150,499
Sr. Non-Preferred Notes, 144A, MTN	5.371(ff)	05/27/32	4,885	4,913,163
State Street Corp.,
Jr. Sub. Notes	6.450(ff)	09/15/30(oo)	10,000	10,196,853
Sr. Unsec’d. Notes	4.729	02/28/30	10,000	10,065,639
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	17,828,559
Sr. Unsec’d. Notes	5.138(ff)	07/07/34	4,370	4,353,568
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	6,175	6,229,856
Jr. Sub. Notes	7.250(ff)	07/31/84	10,165	10,533,481
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.597(ff)	01/27/32	7,175	7,075,312
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,138,621
U.S. Bancorp,
Sr. Unsec’d. Notes	5.775(ff)	06/12/29	19,156	19,561,748
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	1.494(ff)	08/10/27	16,550	16,492,067
Sr. Unsec’d. Notes, 144A(a)	4.194(ff)	04/01/31	8,607	8,403,441
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	10,715	10,665,653
Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33	15,165	14,896,963

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  5

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A, MTN(a)	4.625%	04/12/27	2,250	$2,249,291
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.970(ff)	04/23/29	8,625	8,667,997
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	7,239	7,487,262
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	9,405	8,708,488
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	13,685	12,578,716
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	9,854	9,965,823
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,387,329

				1,818,557,488

Beverages 0.1%
Diageo Investment Corp. (United Kingdom),
Gtd. Notes	5.125	08/15/30	6,090	6,176,934
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A	1.375	01/15/27	4,894	4,802,548

				10,979,482

Building Materials 1.1%
Amrize Finance US LLC,
Gtd. Notes	4.700	04/07/28	26,785	26,822,304
CRH SMW Finance DAC,
Gtd. Notes	5.125	01/09/30	6,590	6,673,336
Gtd. Notes	5.200	05/21/29	29,000	29,404,701
Lennox International, Inc.,
Gtd. Notes	5.500	09/15/28	14,760	15,012,935
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,329	3,322,731
Sr. Unsec’d. Notes	5.500	06/15/27	4,375	4,412,144

				85,648,151

Chemicals 1.6%
Celanese US Holdings LLC,
Gtd. Notes(a)	7.350	11/15/28	9,319	9,709,530
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	7.375	11/01/29	4,176	4,493,743
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	22,820	22,800,996
Ecolab, Inc.,
Sr. Unsec’d. Notes(a)	4.800	06/15/31	19,085	19,171,246
EIDP, Inc.,
Sr. Unsec’d. Notes	5.125	05/15/32	11,085	11,209,213
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A	1.832	10/15/27	5,223	5,043,521
Sr. Unsec’d. Notes, 144A	2.300	11/01/30	20,900	18,846,887
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	03/12/32	10,645	10,806,891
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A(a)	3.148	06/04/30	11,000	10,262,670
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	19,950	19,864,215
Sr. Unsec’d. Notes, 144A	7.378	11/14/32	1,000	1,100,610

				133,309,522

Commercial Services 1.3%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26	33,760	33,645,057

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.700%	04/30/31	13,230	$13,188,885
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.550	03/15/28	8,295	8,261,525
Sr. Unsec’d. Notes(a)	4.875	11/15/30	20,805	20,447,144
Mobility Global, Inc.,
Sr. Unsec’d. Notes, 144A	5.050	06/15/29	5,040	5,049,473
Sr. Unsec’d. Notes, 144A	5.450	06/15/31	8,589	8,683,177
Quanta Services, Inc.,
Sr. Unsec’d. Notes	4.750	08/09/27	1,730	1,734,801
RELX Capital, Inc. (United Kingdom),
Gtd. Notes	4.750	03/27/30	10,230	10,235,537
Rentokil Terminix Funding PLC (United Kingdom),
Gtd. Notes, 144A	4.625	04/23/31	4,445	4,362,665

				105,608,264

Computers 0.8%
CGI, Inc. (Canada),
Sr. Unsec’d. Notes	4.950	03/14/30	5,000	4,980,933
Dell International LLC/EMC Corp.,
Gtd. Notes	4.500	02/15/31	13,500	13,319,014
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	6.000	06/04/29	365	372,994
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	4.550	10/15/29	1,560	1,551,081
International Business Machines Corp.,
Sr. Unsec’d. Notes(a)	4.300	02/03/31	30,000	29,493,707
Leidos, Inc.,
Gtd. Notes	4.375	05/15/30	12,590	12,336,450

				62,054,179

Distribution/Wholesale 0.1%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	12,058,288

Diversified Financial Services 4.6%
Ally Financial, Inc.,
Sr. Unsec’d. Notes	5.543(ff)	01/17/31	6,685	6,719,057
Sr. Unsec’d. Notes	5.737(ff)	05/15/29	9,556	9,685,892
American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	16,005,214
Sr. Unsec’d. Notes(a)	5.016(ff)	04/25/31	16,915	17,087,458
Sr. Unsec’d. Notes	5.085(ff)	01/30/31	10,835	10,968,890
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes	4.800	06/15/31	8,750	8,748,197
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	20,625	20,573,466
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	5,415	5,617,111
Capital One Financial Corp.,
Sr. Unsec’d. Notes(a)	4.493(ff)	09/11/31	12,000	11,776,329
Sr. Unsec’d. Notes	6.312(ff)	06/08/29	19,800	20,367,238
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	2,300	2,522,748
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	7,590	7,589,138
Citadel Finance LLC,
Gtd. Notes, 144A	5.900	02/10/30	32,010	32,282,131
Citadel Securities Global Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	5.500	06/18/30	14,005	14,179,155

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  7

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	5.125%	04/28/31		28,070	$27,722,710
Sr. Unsec’d. Notes	5.875	07/21/28		6,370	6,494,112
LPL Holdings, Inc.,
Gtd. Notes	6.750	11/17/28		39,652	41,223,108
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26		16,975	16,959,093
Sr. Unsec’d. Notes	2.172	07/14/28		6,100	5,796,088
Sr. Unsec’d. Notes	2.329	01/22/27		39,725	39,261,155
Sr. Unsec’d. Notes	5.166	07/14/31		7,190	7,210,425
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550	01/15/30		2,145	2,178,794
Synchrony Financial,
Jr. Sub. Notes, Series C	7.250(ff)	08/15/31(oo)		3,150	3,123,289
Sr. Unsec’d. Notes	4.947(ff)	02/25/32		3,920	3,819,419
Sr. Unsec’d. Notes	5.935(ff)	08/02/30		14,225	14,492,124
Western Union Co. (The),
Sr. Unsec’d. Notes	4.750	06/15/29		22,520	22,329,920

					374,732,261

Electric 7.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.450	05/15/29		7,355	7,498,585
Alliant Energy Corp.,
Jr. Sub. Notes	5.750(ff)	04/01/56		7,725	7,637,454
Alliant Energy Finance LLC,
Gtd. Notes, 144A	5.400	06/06/27		9,595	9,661,423
Ameren Corp.,
Sr. Unsec’d. Notes	1.750	03/15/28		18,710	17,835,176
American Electric Power Co., Inc.,
Jr. Sub. Notes, Series D	6.050(ff)	03/15/56		3,710	3,687,910
Appalachian Power Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-1	4.961	10/01/37		11,865	11,927,135
Capital Power US Holdings, Inc. (Canada),
Gtd. Notes, 144A	5.257	06/01/28		10,685	10,751,781
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage(a)	5.200	10/01/28		13,640	13,828,467
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30		5,685	5,342,506
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		5,000	4,893,381
Sr. Unsec’d. Notes, 144A	4.550	11/15/30		4,665	4,585,590
Dominion Energy, Inc.,
Jr. Sub. Notes, Series C(a)	4.350(ff)	01/15/27(oo)		15,000	14,921,800
Sr. Unsec’d. Notes(a)	4.600	05/15/28		21,470	21,479,548
DTE Energy Co.,
Sr. Unsec’d. Notes(a)	5.100	03/01/29		2,820	2,851,838
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	23,075,988
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	15,322,078
Edison International,
Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,371,537
ENEL Finance International NV (Italy),
Gtd. Notes, 144A(a)	5.125	06/26/29		14,500	14,674,532
Evergy Missouri West, Inc.,
First Mortgage, 144A(a)	5.150	12/15/27		12,220	12,283,104
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A(a)	5.200	04/01/28		26,650	26,916,353

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A(a)	2.866%	09/15/28	7,375	$7,081,885
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	13,000	12,962,691
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A	2.750	03/01/32	6,506	5,815,466
National Grid USA,
Sr. Unsec’d. Notes(a)	8.000	11/15/30	11,107	12,395,668
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.685	09/01/27	7,700	7,718,502
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	4.450	06/15/29	4,195	4,130,907
Sr. Sec’d. Notes, 144A	4.734	10/15/30	8,384	8,278,700
OGE Energy Corp.,
Sr. Unsec’d. Notes	5.450	05/15/29	6,570	6,693,991
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28	12,000	11,612,743
First Mortgage	5.550	05/15/29	35,380	36,096,900
PacifiCorp,
First Mortgage(a)	2.700	09/15/30	2,685	2,465,554
First Mortgage	5.100	02/15/29	11,065	11,160,660
Progress Energy, Inc.,
Sr. Unsec’d. Notes(a)	7.000	10/30/31	5,158	5,649,842
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	4.900	03/15/30	10,700	10,777,700
SCE Recovery Funding LLC,
Sr. Sec’d. Notes	4.453	03/15/36	15,599	15,341,750
Sr. Sec’d. Notes, Series A-1	0.861	11/15/33	2,097	1,895,774
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	25,595	25,367,140
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,286,125
Southern California Edison Co.,
First Mortgage	5.250	03/15/30	6,740	6,816,015
First Mortgage	5.300	03/01/28	11,535	11,645,119
First Mortgage	5.450	06/01/31	5,635	5,735,939
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	8,625	8,235,954
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A	5.000	01/15/31	20,471	20,616,415
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	38,968	39,233,231
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	27,271	27,480,015
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	2,271	2,270,343
Gtd. Notes, 144A	5.000	04/30/31	4,285	4,252,582
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	11,540	11,323,575
Sr. Unsec’d. Notes	4.750	03/21/28	17,390	17,440,881

				593,328,253

Electrical Components & Equipment 0.1%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A	4.750	04/30/28	4,386	4,390,701

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  9

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.4%
Fortive Corp.,
Sr. Unsec’d. Notes	4.750%	05/15/31	14,400	$14,304,434
TD SYNNEX Corp.,
Sr. Unsec’d. Notes	4.300	01/17/29	14,995	14,790,879

				29,095,313

Engineering & Construction 0.9%
Jacobs Engineering Group, Inc.,
Gtd. Notes	6.350	08/18/28	43,793	45,217,654
MasTec, Inc.,
Sr. Unsec’d. Notes	5.900	06/15/29	8,375	8,615,004
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	5,065	4,940,907
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	15,075,844

				73,849,409

Foods 1.0%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	5.750	04/01/33	2,810	2,873,105
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.800	03/01/30	36,471	36,578,081
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	6.250	07/01/33	1,913	1,994,891
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	8,590	7,579,897
Gtd. Notes, 144A	3.000	10/15/30	3,850	3,532,371
Gtd. Notes, 144A	4.250	02/01/27	11,370	11,343,685
Gtd. Notes, 144A	5.200	04/01/29	16,292	16,349,190

				80,251,220

Gas 0.6%
National Fuel Gas Co.,
Sr. Unsec’d. Notes	5.500	03/15/30	8,630	8,787,162
NiSource, Inc.,
Sr. Unsec’d. Notes	5.200	07/01/29	8,940	9,075,173
ONE Gas, Inc.,
Sr. Unsec’d. Notes	5.100	04/01/29	10,960	11,099,167
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	16,551	16,055,998

				45,017,500

Healthcare-Products 2.0%
Abbott Laboratories,
Sr. Unsec’d. Notes(a)	4.000	03/15/31	13,860	13,508,258
Alcon Finance Corp.,
Gtd. Notes, 144A	3.000	09/23/29	17,013	16,141,782
Gtd. Notes, 144A	5.375	12/06/32	2,159	2,193,062
Augusta SpinCo Corp.,
Gtd. Notes	4.945	03/23/33	16,135	16,020,089
Baxter International, Inc.,
Sr. Unsec’d. Notes	4.450	02/15/29	7,065	6,977,587
Sr. Unsec’d. Notes	4.900	12/15/30	18,825	18,667,272
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	5.000	06/15/31	40,850	40,648,973
Smith & Nephew PLC (United Kingdom),
Sr. Unsec’d. Notes	2.032	10/14/30	3,800	3,372,005

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Solventum Corp.,
Sr. Unsec’d. Notes	5.400%	03/01/29	11,290	$11,481,822
Sr. Unsec’d. Notes(a)	5.450	02/25/27	5,388	5,420,618
Stryker Corp.,
Sr. Unsec’d. Notes(a)	1.950	06/15/30	15,710	14,223,655
Sr. Unsec’d. Notes	4.850	02/10/30	14,834	14,941,230

				163,596,353

Healthcare-Services 3.1%
Advocate Health & Hospitals Corp.,
Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,557,946
Ascension Health,
Sr. Unsec’d. Notes, Series 2025	4.078	11/15/28	4,990	4,947,306
Cedars-Sinai Health System,
Sec’d. Notes, Series 2021(a)	2.288	08/15/31	5,821	5,199,768
CommonSpirit Health,
Sec’d. Notes	4.352	09/01/30	5,185	5,073,814
Sr. Sec’d. Notes(a)	5.205	12/01/31	24,265	24,558,541
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	15,390	14,562,275
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A(a)	5.200	06/15/29	6,000	6,048,812
Humana, Inc.,
Sr. Unsec’d. Notes	5.375	04/15/31	1,842	1,867,277
Icon Investments Six DAC,
Sr. Sec’d. Notes	5.809	05/08/27	7,735	7,795,518
Sr. Sec’d. Notes	5.849	05/08/29	8,025	8,181,696
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28	19,795	20,115,428
Sr. Sec’d. Notes	6.250	02/01/29	17,415	18,006,149
Laboratory Corp. of America Holdings,
Gtd. Notes	4.350	04/01/30	14,675	14,476,820
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes	4.335	11/15/28	2,750	2,731,729
Roche Holdings, Inc.,
Gtd. Notes, 144A	4.909	03/08/31	32,500	32,921,117
Sutter Health,
Unsec’d. Notes, Series 2025	5.213	08/15/32	7,425	7,576,769
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	17,455	15,629,237
Sr. Unsec’d. Notes	4.250	01/15/29	35,510	35,331,781
Sr. Unsec’d. Notes	4.800	01/15/30	14,750	14,862,769
Sr. Unsec’d. Notes	4.950	01/15/32	12,500	12,587,904

				254,032,656

Home Builders 0.4%
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	9,987	10,000,328
Gtd. Notes, 144A(a)	3.875	04/15/29	10,000	9,697,224
Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	15,635	15,648,339

				35,345,891

Insurance 1.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	4.850	05/07/30	4,015	4,034,119
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes(a)	4.600	12/15/27	12,600	12,621,952

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  11

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450%	08/15/27	5,155	$5,090,324
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.650	04/05/27	9,435	9,373,914
Corebridge Global Funding,
Sec’d. Notes, 144A	4.900	12/03/29	4,455	4,455,628
Sr. Sec’d. Notes, 144A, MTN(a)	4.250	08/21/28	7,910	7,827,511
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	6,700	6,258,433
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	21,160,926
Lincoln Financial Global Funding,
Sec’d. Notes, 144A	4.625	08/18/30	12,630	12,483,972
Sec’d. Notes, 144A(a)	5.300	01/13/30	5,505	5,562,280
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	2.250	11/15/30	2,110	1,909,783
Sr. Unsec’d. Notes	4.650	03/15/30	17,490	17,481,658
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN(a)	5.500	06/28/28	19,750	20,025,900
Protective Life Global Funding,
Sec’d. Notes, 144A(a)	4.335	09/13/27	3,500	3,490,010
Sec’d. Notes, 144A(a)	5.467	12/08/28	6,005	6,101,982
Unum Group,
Sr. Unsec’d. Notes(a)	7.250	03/15/28	4,171	4,320,934

				142,199,326

Internet 1.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.250	03/13/31	12,165	11,979,507
Sr. Unsec’d. Notes(h)	4.550	03/13/33	13,785	13,561,577
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	20,961	21,422,619
Expedia Group, Inc.,
Gtd. Notes	4.625	08/01/27	14,500	14,510,448
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.200	11/15/30	1,126	1,108,202
Sr. Unsec’d. Notes	4.550	05/15/31	3,510	3,491,116
Sr. Unsec’d. Notes	4.600	11/15/32	11,670	11,475,944

				77,549,413

Investment Companies 1.0%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes(a)	5.875	08/30/30	6,472	6,398,142
Sr. Unsec’d. Notes	6.900	04/13/29	5,687	5,834,716
Sr. Unsec’d. Notes, 144A	5.200	12/08/28	4,150	4,083,742
Blackstone Secured Lending Fund,
Sr. Unsec’d. Notes	5.900	05/21/31	12,655	12,462,453
Goldman Sachs Private Credit Corp.,
Sr. Unsec’d. Notes(a)	5.050	02/23/28	1,855	1,846,567
Morgan Stanley Direct Lending Fund,
Sr. Unsec’d. Notes	6.100	07/15/31	20,980	20,713,860
MSD Investment Corp.,
Sr. Unsec’d. Notes, 144A	6.375	06/12/29	7,360	7,374,301
T. Rowe Price Oha Select Private Credit Fund,
Sr. Unsec’d. Notes, 144A	6.500	07/02/31	21,975	21,720,094

				80,433,875

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	01/31/29	5,056	$5,062,619

Leisure Time 0.7%
Carnival Corp. Ltd.,
Gtd. Notes, 144A	5.125	05/01/29	18,545	18,496,783
Gtd. Notes, 144A	5.750	03/15/30	4,644	4,693,598
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes	7.500	10/15/27	1,300	1,346,063
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,535	1,538,603
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	28,064	28,653,448

				54,728,495

Lodging 0.4%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,227,658
Sr. Unsec’d. Notes	5.750	04/23/30	3,992	4,090,280
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes(a)	5.625	06/15/28	5,320	5,384,206
Sr. Unsec’d. Notes	6.000	06/14/30	8,535	8,770,788
Marriott International, Inc.,
Sr. Unsec’d. Notes(a)	4.875	05/15/29	1,193	1,201,774

				28,674,706

Machinery-Construction & Mining 0.1%
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	10,188	10,086,492

Machinery-Diversified 1.1%
AGCO Corp.,
Gtd. Notes	5.450	03/21/27	4,455	4,474,071
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29	10,500	10,589,959
Gtd. Notes	5.500	01/12/29	17,980	18,316,297
Regal Rexnord Corp.,
Gtd. Notes	6.050	04/15/28	25,000	25,514,542
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A	5.350	05/06/30	23,435	23,614,526
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	10,396	10,353,944

				92,863,339

Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.800	04/01/31	12,921	11,516,947
Comcast Corp.,
Gtd. Notes, 144A(a)	5.168	01/15/37	13,137	12,611,000
Cox Communications, Inc.,
Gtd. Notes, 144A	1.800	10/01/30	3,250	2,830,126
News Corp.,
Gtd. Notes, 144A	5.125	02/15/32	3,000	2,943,062
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	8,149	7,903,916
Space Exploration Technologies Corp.,
Sr. Unsec’d. Notes, 144A	5.350	07/15/31	8,365	8,355,845

				46,160,896

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  13

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 1.1%
Barrick Mining Corp. (Canada),
Sr. Unsec’d. Notes	6.375%	03/01/33	4,750	$5,011,783
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	5,685	5,755,096
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	23,236,585
Freeport Minerals Corp.,
Gtd. Notes	9.500	06/01/31	5,000	5,910,041
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	40,964	40,689,059
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	4.875	03/14/30	6,755	6,815,661
Yamana Gold, Inc. (Canada),
Gtd. Notes	4.625	12/15/27	3,925	3,912,752

				91,330,977

Miscellaneous Manufacturing 0.7%
Eaton Corp.,
Gtd. Notes	4.200	03/06/31	13,215	12,955,093
Siemens Funding BV (Germany),
Gtd. Notes, 144A	4.600	05/28/30	15,000	15,008,974
Teledyne Technologies, Inc.,
Gtd. Notes	2.250	04/01/28	30,162	28,994,978

				56,959,045

Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	11,519	11,435,294
Gtd. Notes(a)	3.276	12/01/28	9,800	9,412,515
Gtd. Notes	3.569	12/01/31	2,089	1,919,020
Gtd. Notes(a)	5.100	03/01/30	3,250	3,241,593

				26,008,422

Oil & Gas 3.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	5,000	4,804,598
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,828,619
BP Capital Markets America, Inc.,
Gtd. Notes	4.699	04/10/29	5,250	5,269,864
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,657,387
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.000	12/15/29	8,125	8,199,586
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.650	03/20/31	15,070	14,891,329
ConocoPhillips Co.,
Gtd. Notes	6.800	03/15/32	1,993	2,145,160
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,824,408
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	5.250	10/15/27	22,365	22,371,832
Diamondback Energy, Inc.,
Gtd. Notes	5.150	01/30/30	24,905	25,266,482
EOG Resources, Inc.,
Sr. Unsec’d. Notes	5.000	07/15/32	18,455	18,578,990
Hess Corp.,
Sr. Unsec’d. Notes	7.300	08/15/31	12,250	13,636,755

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800%	04/01/28	7,265	$7,171,555
Sr. Unsec’d. Notes	5.150	03/01/30	15,415	15,625,366
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.200	08/15/26	6,726	6,703,316
Sr. Unsec’d. Notes	7.500	10/15/26	9,578	9,637,194
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	7,810	7,976,533
Phillips 66 Co.,
Gtd. Notes(a)	3.750	03/01/28	12,095	11,935,546
Gtd. Notes(a)	4.950	12/01/27	10,835	10,900,281
Pioneer Natural Resources Co.,
Gtd. Notes	7.200	01/15/28	6,176	6,413,275
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	8,138,894
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	3.649	04/29/31	7,927	7,410,148
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	02/02/29	3,085	3,034,406
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	40,350	41,877,841

				272,299,365

Oil & Gas Services 0.3%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	5.000	11/15/29	21,080	21,301,569

Packaging & Containers 0.6%
Amcor Flexibles North America, Inc.,
Gtd. Notes(a)	4.800	03/17/28	8,575	8,601,281
Berry Global, Inc.,
Sr. Sec’d. Notes	5.800	06/15/31	15,200	15,762,642
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes	5.200	01/15/30	26,700	27,060,482

				51,424,405

Pharmaceuticals 2.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.775	03/03/28	8,166	8,086,007
Sr. Unsec’d. Notes	4.125	03/15/31	15,810	15,466,082
Sr. Unsec’d. Notes(a)	4.875	03/15/30	7,750	7,835,942
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.375	12/15/28	14,481	14,317,418
Cencora, Inc.,
Sr. Unsec’d. Notes(a)	4.250	11/15/30	17,550	17,178,345
CVS Health Corp.,
Jr. Sub. Notes	7.000(ff)	03/10/55	4,245	4,404,094
Sr. Unsec’d. Notes	1.750	08/21/30	12,185	10,804,929
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	8,674,586
EMD Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.125	08/15/28	11,154	11,032,255
Merck & Co., Inc.,
Sr. Unsec’d. Notes	4.150	03/15/31	27,915	27,387,655
Sr. Unsec’d. Notes	4.950	05/22/33	14,290	14,382,534

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  15

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Novartis Capital Corp.,
Gtd. Notes	4.600%	03/18/33	22,755	$22,542,499
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30	26,455	24,146,021

				186,258,367

Pipelines 3.2%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	8,971	9,319,714
DCP Midstream Operating LP,
Gtd. Notes	3.250	02/15/32	3,670	3,349,439
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series B	3.000	11/15/29	4,505	4,243,912
Enbridge, Inc. (Canada),
Gtd. Notes	4.850	03/27/31	5,995	5,981,785
Gtd. Notes(a)	5.300	04/05/29	12,800	12,995,394
Gtd. Notes	6.000	11/15/28	16,420	16,900,027
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	13,318,935
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	13,826	13,848,774
Sr. Unsec’d. Notes	4.950	06/15/28	10,179	10,234,197
Sr. Unsec’d. Notes	5.550	02/15/28	2,559	2,594,164
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	6.700(c)	06/01/67	22,233	22,161,028
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.897(c)	08/16/77	12,254	12,245,756
Gtd. Notes, Series E	5.250(ff)	08/16/77	1,700	1,693,096
MPLX LP,
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	5,009,877
Sr. Unsec’d. Notes	5.000	01/15/33	8,800	8,736,625
ONEOK, Inc.,
Gtd. Notes	5.375	06/01/29	6,085	6,180,011
Gtd. Notes(a)	5.650	11/01/28	9,015	9,202,319
Gtd. Notes, 144A	6.500	09/01/30	5,000	5,253,042
Rio Grande LNG LLC,
Sr. Sec’d. Notes, 144A	5.250	06/30/31	27,095	27,096,848
Targa Resources Corp.,
Gtd. Notes	4.350	01/15/29	9,575	9,503,068
Gtd. Notes	4.350	04/15/31	2,320	2,265,006
Gtd. Notes	6.150	03/01/29	18,893	19,565,944
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes	7.000	03/15/27	3,575	3,637,437
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes(a)	7.250	12/01/26	4,705	4,757,561
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	9,145	8,863,402
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	11,185,073
Sr. Unsec’d. Notes	4.750	08/15/28	3,000	3,001,624
Sr. Unsec’d. Notes	6.350	01/15/29	2,030	2,099,352
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	4.900	03/15/29	4,525	4,551,425

				259,794,835

Real Estate 0.6%
LCOR Alexandria LLC,
Asset Backed, 144A	6.800	12/15/31	3,250	3,339,023
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	11,996	10,612,385

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		5,599	$5,571,148
Sr. Unsec’d. Notes, 144A	4.125	02/01/29		28,112	27,685,027

					47,207,583

Real Estate Investment Trusts (REITs) 5.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	4.700	07/01/30		20,171	19,954,876
Gtd. Notes	4.900	12/15/30		12,755	12,732,082
American Tower Corp.,
Sr. Unsec’d. Notes	5.800	11/15/28		8,025	8,222,192
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27		7,738	7,555,104
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes(a)	2.250	04/01/28		26,313	25,281,087
Broadstone Net Lease LLC,
Gtd. Notes(a)	2.600	09/15/31		4,206	3,723,261
Gtd. Notes(a)	5.000	11/01/32		2,330	2,297,297
COPT Defense Properties LP,
Gtd. Notes	4.500	10/15/30		2,945	2,900,448
Cousins Properties LP,
Gtd. Notes	4.875	03/01/33		19,960	19,429,436
Crown Castle, Inc.,
Sr. Unsec’d. Notes	5.600	06/01/29		9,400	9,607,626
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28		22,611	21,604,747
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		18,545	16,582,562
Healthpeak OP LLC,
Gtd. Notes	4.750	01/15/33		18,090	17,708,652
Highwoods Realty LP,
Sr. Unsec’d. Notes(a)	3.875	03/01/27		11,449	11,404,559
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series H	3.375	12/15/29		1,750	1,668,235
Sr. Unsec’d. Notes, Series I	3.500	09/15/30		18,313	17,318,106
Invitation Homes Operating Partnership LP,
Gtd. Notes(x)	4.950	02/01/32		2,730	2,709,798
Gtd. Notes(x)	5.450	08/15/30		17,249	17,537,923
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28		25,310	24,282,404
Lineage Europe Finco BV (Netherlands),
Gtd. Notes	4.125	11/26/31	EUR	15,625	17,814,353
Lineage OP LP,
Gtd. Notes	5.250	07/15/30		15,545	15,569,387
Prologis LP,
Sr. Unsec’d. Notes	4.250	06/15/31		15,360	15,075,618
Sr. Unsec’d. Notes	4.875	06/15/28		5,227	5,273,179
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30		4,500	4,307,697
Sr. Unsec’d. Notes	2.100	03/15/28		14,165	13,611,143
Sr. Unsec’d. Notes	2.200	06/15/28		11,225	10,746,602
Sr. Unsec’d. Notes	3.400	01/15/28		19,483	19,167,238
Sr. Unsec’d. Notes	4.700	12/15/28		9,985	10,011,156
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28		21,558	20,443,357
VICI Properties LP,
Sr. Unsec’d. Notes	5.125	05/15/32		14,011	13,897,101
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		2,924	2,922,931

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  17

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	02/01/27	18,971	$19,016,007
WP Carey, Inc.,
Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,260,665
Sr. Unsec’d. Notes(a)	4.650	07/15/30	7,140	7,085,986

				419,722,815

Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	28,202	27,953,089
Sr. Unsec’d. Notes, 144A(a)	2.950	01/25/30	9,075	8,544,074
AutoNation, Inc.,
Gtd. Notes	3.800	11/15/27	3,000	2,963,671
Sr. Unsec’d. Notes(a)	1.950	08/01/28	9,000	8,490,921
Sr. Unsec’d. Notes	2.400	08/01/31	15,000	13,203,137
Sr. Unsec’d. Notes	4.450	01/15/29	5,200	5,148,767

				66,303,659

Semiconductors 1.1%
Broadcom, Inc.,
Gtd. Notes	2.450	02/15/31	18,523	16,755,234
Sr. Unsec’d. Notes(a)	4.600	01/15/33	5,000	4,906,633
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	5.500	01/25/31	8,650	8,847,633
Sr. Sec’d. Notes, 144A	5.900	01/25/33	11,505	11,985,192
Marvell Technology, Inc.,
Gtd. Notes	2.950	04/15/31	7,796	7,162,890
Sr. Unsec’d. Notes(a)	5.750	02/15/29	8,385	8,598,575
NVIDIA Corp.,
Sr. Unsec’d. Notes	4.500	06/15/31	31,630	31,521,848

				89,778,005

Software 2.5%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,503,242
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	4,076,489
Sr. Unsec’d. Notes	4.450	03/10/28	13,950	13,900,469
Sr. Unsec’d. Notes	4.550	03/10/29	13,020	12,919,892
Fiserv, Inc.,
Sr. Unsec’d. Notes(a)	3.500	07/01/29	25,700	24,666,290
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,453,634
Sr. Unsec’d. Notes	5.450	03/02/28	13,929	14,064,429
MSCI, Inc.,
Gtd. Notes, 144A	3.625	11/01/31	15,000	13,905,605
Gtd. Notes, 144A	3.875	02/15/31	7,788	7,374,065
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	04/01/30	9,000	8,284,725
Sr. Unsec’d. Notes	4.950	02/04/31	24,345	23,845,858
Sr. Unsec’d. Notes(a)	5.250	02/03/32	13,715	13,513,938
Salesforce, Inc.,
Sr. Unsec’d. Notes	4.900	09/15/31	51,880	51,759,231
ServiceNow, Inc.,
Sr. Unsec’d. Notes	4.700	08/15/31	4,660	4,636,124

				202,903,991

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650%	02/01/28	9,350	$8,936,629
Sr. Unsec’d. Notes	2.300	06/01/27	25,645	25,144,626
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A	7.125	11/15/30	2,425	2,523,381
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A(a)	4.375	06/21/28	12,355	12,328,767
HUT 8 DC LLC,
Sr. Sec’d. Notes, 144A	6.192	11/15/42	5,940	6,027,281
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes	8.375	10/01/30	70	79,590
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes(a)	4.850	08/15/30	17,405	17,441,173
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	10/01/27	21,420	21,282,848
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A	4.876	07/16/30	4,390	4,379,401
Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	20,166,118
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.000	02/15/29	28,764	28,924,707
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	2,470	2,587,306
T-Mobile USA, Inc.,
Gtd. Notes	3.750	04/15/27	25,406	25,266,914
Gtd. Notes	4.850	01/15/29	12,089	12,164,054
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	5.401	07/02/37	3,382	3,373,040

				190,625,835

Transportation 0.1%
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A	4.300	03/15/29	4,850	4,782,987

Water 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes	4.625	06/01/29	10,355	10,361,981

TOTAL CORPORATE BONDS
(cost $7,008,355,241)				7,018,310,697

FLOATING RATE AND OTHER LOANS 0.1%

Software
Meta CW GPU,
Term Loan
(cost $6,845,447)^	5.864	03/31/32	6,853	6,852,624

MUNICIPAL BONDS 0.4%

Illinois 0.2%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B	5.851	12/01/34	17,290	17,844,491

Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series B	8.133(t)	06/01/45	22,960	6,001,780

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  19

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

West Virginia 0.1%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series B	4.875%	06/01/49	4,995	$4,925,808

TOTAL MUNICIPAL BONDS
(cost $29,002,204)				28,772,079

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.3%
BRAVO Residential Funding Trust,
Series 2026-NQM01, Class A1, 144A	4.830(cc)	12/25/65	8,986	8,887,968
Series 2026-NQM03, Class A1, 144A	4.985(cc)	11/25/65	11,418	11,310,950
Series 2026-NQM04, Class A1, 144A	5.183(cc)	03/25/66	11,273	11,205,525
Series 2026-NQM06, Class A1, 144A	5.524(cc)	05/25/66	6,000	6,000,199
Cross Mortgage Trust,
Series 2026-NQM01, Class A1, 144A	4.699(cc)	02/25/61	5,795	5,710,031
Series 2026-NQM02, Class A1, 144A	4.833(cc)	03/25/61	9,584	9,473,227
Series 2026-NQM04, Class A1, 144A	5.485(cc)	04/25/71	5,832	5,828,450
Series 2026-NQM05, Class A1, 144A	5.094(cc)	03/25/71	10,333	10,251,324
Series 2026-NQM07, Class A1, 144A	5.458(cc)	06/25/71	11,856	11,824,179
EFMT,
Series 2026-NQM03, Class A1, 144A	5.029(cc)	03/25/71	8,043	7,964,162
GCAT Trust,
Series 2026-NQM02, Class A1, 144A	5.449(cc)	02/25/71	6,910	6,897,270
GS Mortgage-Backed Securities Trust,
Series 2026-NQM01, Class A1, 144A	4.869(cc)	03/25/66	5,224	5,153,530
HOMES Trust,
Series 2026-NQM01, Class A1, 144A	4.800(cc)	09/25/70	5,981	5,908,076
Morgan Stanley Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A	4.809(cc)	12/25/70	5,698	5,619,149
Series 2026-NQM02, Class A1, 144A	4.734(cc)	01/26/71	7,784	7,667,760
Series 2026-NQM03, Class A1, 144A	5.209(cc)	03/25/71	8,682	8,635,550
New Residential Mortgage Loan Trust,
Series 2026-NQM03, Class A1, 144A	4.833(cc)	02/25/66	10,054	9,924,541
Series 2026-NQM06, Class A1, 144A	5.293(cc)	05/25/66	7,568	7,526,301
OBX Trust,
Series 2025-NQM23, Class A1, 144A	4.872(cc)	10/25/65	13,765	13,649,669
Series 2026-NQM01, Class A1, 144A	4.846(cc)	11/25/65	7,912	7,843,058
Series 2026-NQM02, Class A1, 144A	4.818(cc)	12/01/65	6,301	6,251,222
Series 2026-NQM04, Class A1, 144A	5.173(cc)	02/25/66	10,694	10,637,862
Series 2026-NQM05, Class A1, 144A	5.321(cc)	01/25/66	9,975	9,953,281
Series 2026-NQM06, Class A1, 144A	5.063(cc)	04/26/66	7,549	7,490,685
Series 2026-NQM07, Class A1, 144A	5.220(cc)	04/25/66	6,806	6,767,665
Series 2026-NQM08, Class A1, 144A	5.297(cc)	05/25/66	9,600	9,561,831
Verus Securitization Trust,
Series 2026-01, Class A1, 144A	4.863(cc)	01/25/71	7,175	7,103,988
Series 2026-03, Class A1, 144A	4.927(cc)	03/25/71	6,813	6,752,767
Series 2026-04, Class A1, 144A	4.998(cc)	04/25/71	9,924	9,855,784
Series 2026-05, Class A1, 144A	5.362(cc)	05/25/71	17,800	17,778,631
Series 2026-R01, Class A1, 144A	4.832(cc)	10/25/67	4,933	4,869,380

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $266,263,563)				264,304,015

SOVEREIGN BONDS 0.8%
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A(a)	5.500	08/17/30	24,160	24,196,573
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 5Y	4.500	01/13/31	19,415	19,022,235

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	4.125%	01/12/29	19,010	$18,704,129

TOTAL SOVEREIGN BONDS
(cost $62,428,098)				61,922,937

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds(k)	3.375	08/15/42	16,500	13,769,766
U.S. Treasury Bonds(h)	4.000	11/15/52	25,500	21,814,453
U.S. Treasury Bonds(h)(k)	4.625	02/15/55	34,000	32,315,937
U.S. Treasury Bonds	4.750	05/15/55	825	800,379
U.S. Treasury Bonds(k)	5.000	05/15/45	20,270	20,450,530
U.S. Treasury Notes(k)	1.250	03/31/28	3,545	3,372,181
U.S. Treasury Notes(k)	1.750	01/31/29	13,945	13,124,642
U.S. Treasury Notes	3.375	02/29/28	202,550	200,018,125
U.S. Treasury Notes(k)	3.500	09/30/26	1,515	1,513,639
U.S. Treasury Notes(k)	3.625	08/31/29	24,385	23,996,364
U.S. Treasury Notes(k)	3.875	07/31/27	4,505	4,492,330
U.S. Treasury Notes(k)	3.875	03/15/28	1,000	995,234
U.S. Treasury Notes	3.875	03/31/28	80,000	79,609,375
U.S. Treasury Notes(k)	4.125	10/31/26	200	200,102
U.S. Treasury Notes(k)	4.125	01/31/27	3,000	3,001,875
U.S. Treasury Notes(k)	4.125	10/31/29	1,000	998,437
U.S. Treasury Notes(k)	4.250	11/30/26	2,780	2,783,692

TOTAL U.S. TREASURY OBLIGATIONS
(cost $426,594,868)				423,257,061

			Shares

PREFERRED STOCK 0.0%

Banks

Citigroup Capital XIII, 10.295%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40
(cost $3,342,000)			132,000	3,795,000

TOTAL LONG-TERM INVESTMENTS
(cost $8,035,821,127)				8,039,708,646

SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)			65,966,429	65,966,429
PGIM Institutional Money Market Fund (7-day effective yield 3.846%)
(cost $204,897,030; includes $204,407,871 of cash collateral for securities on loan)(b)(wb)			205,056,930	204,913,390

TOTAL SHORT-TERM INVESTMENTS
(cost $270,863,459)				270,879,819

TOTAL INVESTMENTS 102.5%
(cost $8,306,684,586)				8,310,588,465
Liabilities in excess of other assets(z) (2.5)%				(199,825,839)

NET ASSETS 100.0%				$8,110,762,626

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  21

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

A—Annual payment frequency for swaps

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

CBOE—Chicago Board Options Exchange

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

DAC—Designated Activity Company

DB—Deutsche Bank AG

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,884,445 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,799,545; cash collateral of $204,407,871 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(t)	Represents zero coupon. Rate quoted represents effective yield at June 30, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Invitation Homes Operating Partnership LP, Gtd. Notes, 4.950%, 02/01/32	06/30/26	$2,710,644	$2,709,798	0.0%
Invitation Homes Operating Partnership LP, Gtd. Notes, 5.450%, 08/15/30	05/15/24-08/27/25	17,528,395	17,537,923	0.2

Total		$20,239,039	$20,247,721	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $13,115,555)^	13,147	$13,147,376	$31,821	$—

See Notes to Financial Statements.

Futures contracts outstanding at June 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
2,271	2 Year U.S. Treasury Notes	Sep. 2026	$468,127,616	$(587,485)
7,475	5 Year U.S. Treasury Notes	Sep. 2026	800,175,428	858,561
104	10 Year U.S. Ultra Treasury Notes	Sep. 2026	11,696,750	78,340

				349,416

Short Positions:
100	5 Year Euro-Bobl	Sep. 2026	13,183,319	(68,299)
24	10 Year Euro-Bund	Sep. 2026	3,491,968	(35,481)
1,614	10 Year U.S. Treasury Notes	Sep. 2026	177,363,477	(1,460,248)
16	20 Year U.S. Treasury Bonds	Sep. 2026	1,816,000	(44,773)
21	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	2,439,281	(60,720)
1,389	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Sep. 2026	205,759,515	(2,300,289)

				(3,969,810)

				$(3,620,394)

Forward foreign currency exchange contracts outstanding at June 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/26	BNY	EUR 26,112	$29,942,292	$29,837,636	$—	$(104,656)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/26	SSB	EUR 26,112	$30,311,407	$29,837,636	$473,771	$—
Expiring 08/04/26	BNY	EUR 26,112	29,982,296	29,878,871	103,425	—

			$60,293,703	$59,716,507	577,196	—

					$577,196	$(104,656)

Credit default swap agreements outstanding at June 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Baxter International, Inc.	12/20/30	1.000%(Q)	9,000	$(63,730)	$(52,752)	$(10,978)	DB
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR 12,600	(122,095)	33,490	(155,585)	JPM

				$(185,825)	$(19,262)	$(166,563)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	7,155	0.448%	$146,794	$156,387	$(9,593)	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	36,440	0.225%	142,775	117,689	25,086	GSI
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	0.836%	1,979,303	1,015,605	963,698	MSI
General Motors Co.	12/20/30	5.000%(Q)	25,000	0.887%	4,195,334	4,083,525	111,809	BNP

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  23

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Credit default swap agreements outstanding at June 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Lincoln National Corp.	06/20/31	1.000%(Q)	20,000	1.402%	$(347,271)	$(512,524)	$165,253	BARC
Oracle Corp.	12/20/30	1.000%(Q)	25,000	1.575%	(564,107)	(74,535)	(489,572)	BNP
Oracle Corp.	12/20/30	1.000%(Q)	20,000	1.575%	(451,286)	(229,349)	(221,937)	BOA
Vistra Operations Co. LLC	12/20/30	5.000%(Q)	5,000	0.888%	837,216	799,434	37,782	DB

					$5,938,758	$5,356,232	$582,526

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.46.V1	06/20/31	1.000	%(Q)	576,145	$(9,972,095)	$(12,792,563)	$(2,820,468)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
315,500	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/3.680%	$33,990	$1,710,514	$1,676,524

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

Total return swap agreements outstanding at June 30, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	JPM	09/21/26	(107,750)	$(49,892)	$—	$(49,892)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$6,206,130	$(869,160)	$1,303,628	$(937,557)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$40,466,818
JPS	—	14,233,323

Total	$—	$54,700,141

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$169,246,410	$—
Home Equity Loans	—	28,738,278	—
Commercial Mortgage-Backed Securities	—	34,509,545	—
Corporate Bonds	—	7,018,310,697	—
Floating Rate and Other Loans	—	—	6,852,624
Municipal Bonds	—	28,772,079	—
Residential Mortgage-Backed Securities	—	264,304,015	—
Sovereign Bonds	—	61,922,937	—
U.S. Treasury Obligations	—	423,257,061	—
Preferred Stock	3,795,000	—	—
Short-Term Investments
Affiliated Mutual Funds	270,879,819	—	—

Total	$274,674,819	$8,029,061,022	$6,852,624

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$—	$31,821
Futures Contracts	936,901	—	—
OTC Forward Foreign Currency Exchange Contracts	—	577,196	—

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  25

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$7,301,422	$—
Centrally Cleared Interest Rate Swap Agreement	—	1,676,524	—

Total	$936,901	$9,555,142	$31,821

Liabilities
Futures Contracts	$(4,557,295)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(104,656)	—
Centrally Cleared Credit Default Swap Agreement	—	(2,820,468)	—
OTC Credit Default Swap Agreements	—	(1,548,489)	—
OTC Total Return Swap Agreement	—	(49,892)	—

Total	$(4,557,295)	$(4,523,505)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2026 were as follows:

Banks	22.4%
Electric	7.3
U.S. Treasury Obligations	5.2
Real Estate Investment Trusts (REITs)	5.2
Diversified Financial Services	4.6
Oil & Gas	3.4
Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	3.4
Residential Mortgage-Backed Securities	3.3
Pipelines	3.2
Auto Manufacturers	3.2
Healthcare-Services	3.1
Software	2.6
Telecommunications	2.3
Pharmaceuticals	2.3
Collateralized Loan Obligations	2.1
Healthcare-Products	2.0
Agriculture	1.9
Insurance	1.7
Chemicals	1.6
Commercial Services	1.3
Aerospace & Defense	1.2
Machinery-Diversified	1.1
Mining	1.1
Semiconductors	1.1
Building Materials	1.1
Investment Companies	1.0
Foods	1.0
Internet	1.0
Engineering & Construction	0.9
Retail	0.8
Airlines	0.8
Computers	0.8

Sovereign Bonds	0.8%
Miscellaneous Manufacturing	0.7
Leisure Time	0.7
Packaging & Containers	0.6
Real Estate	0.6
Media	0.6
Gas	0.6
Home Builders	0.4
Commercial Mortgage-Backed Securities	0.4
Electronics	0.4
Municipal Bonds	0.4
Lodging	0.4
Home Equity Loans	0.3
Office/Business Equipment	0.3
Apparel	0.3
Oil & Gas Services	0.3
Distribution/Wholesale	0.1
Beverages	0.1
Water	0.1
Machinery-Construction & Mining	0.1
Iron/Steel	0.1
Transportation	0.1
Electrical Components & Equipment	0.1
Auto Parts & Equipment	0.0 *

102.5
Liabilities in excess of other assets	(2.5)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk, and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2026 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$2,820,468	*
Credit contracts	Premiums paid for OTC swap agreements	6,206,130		Premiums received for OTC swap agreements	869,160
Credit contracts	Unrealized appreciation on OTC swap agreements	1,303,628		Unrealized depreciation on OTC swap agreements	887,665
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	577,196		Unrealized depreciation on OTC forward foreign currency exchange contracts	104,656
Interest rate contracts	Due from/to broker-variation margin futures	936,901	*	Due from/to broker-variation margin futures	4,557,295	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,676,524	*	—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	49,892

		$10,700,379			$9,289,136

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$2,416,050	$—	$—	$2,323,347
Foreign exchange contracts	—	—	—	220,412	—
Interest rate contracts	(2,340,000)	—	(21,089,236)	—	6,856,819

Total	$(2,340,000)	$2,416,050	$(21,089,236)	$220,412	$9,180,166

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$1,761,298	$(448,711)	$—	$—	$(3,450,735)
Foreign exchange contracts	—	—	—	745,008	—
Interest rate contracts	—	—	(2,239,793)	—	(2,889,217)

Total	$1,761,298	$(448,711)	$(2,239,793)	$745,008	$(6,339,952)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 780,000
Options Written (2)	780,000,000
Futures Contracts - Long Positions (2)	1,509,597,251
Futures Contracts - Short Positions (2)	402,094,575
Forward Foreign Currency Exchange Contracts - Purchased (3)	20,065,105
Forward Foreign Currency Exchange Contracts - Sold (3)	45,516,594
Credit Default Swap Agreements - Buy Protection (2)	315,725,997
Credit Default Swap Agreements - Sell Protection (2)	166,928,333
Interest Rate Swap Agreements (2)	936,830,667

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  27

Schedule of Investments (unaudited) (continued)

as of June 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Total Return Swap Agreements (2)	$ 140,480,000

*	Average volume is based on average quarter end balances for the six months ended June 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$199,799,545	$(199,799,545)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$165,253	$(512,524)	$(347,271)	$298,182	$(49,089)
BNP	4,195,334	(564,107)	3,631,227	(3,631,227)	—
BNY	103,425	(104,656)	(1,231)	—	(1,231)
BOA	—	(451,286)	(451,286)	451,286	—
DB	837,216	(63,730)	773,486	(773,486)	—
GSI	299,162	(9,593)	289,569	(289,569)	—
JPM	33,490	(205,477)	(171,987)	171,987	—
MSI	1,979,303	—	1,979,303	(1,979,303)	—
SSB	473,771	—	473,771	(473,771)	—

	$8,086,954	$(1,911,373)	$6,175,581	$(6,225,901)	$(50,320)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of June 30, 2026

Assets

Investments at value, including securities on loan of $199,799,545:
Unaffiliated investments (cost $8,035,821,127)	$8,039,708,646
Affiliated investments (cost $270,863,459)	270,879,819
Foreign currency, at value (cost $441,399)	437,930
Dividends and interest receivable	89,689,187
Receivable for investments sold	40,172,362
Receivable for Fund shares sold	8,673,749
Premiums paid for OTC swap agreements	6,206,130
Unrealized appreciation on OTC swap agreements	1,303,628
Unrealized appreciation on OTC forward foreign currency exchange contracts	577,196
Unrealized appreciation on unfunded loan commitment	31,821
Due from broker—variation margin swaps	18,981
Prepaid expenses	7,195

Total Assets	8,457,706,644

Liabilities
Payable to broker for collateral for securities on loan	204,407,871
Payable for investments purchased	118,307,579
Payable for Fund shares purchased	14,886,589
Dividends and Distributions payable	3,008,080
Management fee payable	2,327,736
Accrued expenses and other liabilities	1,712,063
Unrealized depreciation on OTC swap agreements	937,557
Premiums received for OTC swap agreements	869,160
Distribution fee payable	304,163
Unrealized depreciation on OTC forward foreign currency exchange contracts	104,656
Due to broker—variation margin futures	51,502
Affiliated transfer agent fee payable	15,823
Directors’ fees payable	11,239

Total Liabilities	346,944,018

Net Assets	$8,110,762,626

Net assets were comprised of:
Common stock, at par	$7,546,271
Paid-in capital in excess of par	9,063,629,647
Total distributable earnings (loss)	(960,413,292)

Net assets, June 30, 2026	$8,110,762,626

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  29

Statement of Assets and Liabilities (unaudited)

as of June 30, 2026

Class A

Net asset value and redemption price per share, ($1,000,049,878 ÷ 93,257,280 shares of common stock issued and outstanding)	$10.72
Maximum sales charge (2.25% of offering price)	0.25

Maximum offering price to public	$10.97

Class C

Net asset value, offering price and redemption price per share, ($80,730,496 ÷ 7,528,850 shares of common stock issued and outstanding)	$10.72

Class R

Net asset value, offering price and redemption price per share, ($75,288,018 ÷ 7,021,277 shares of common stock issued and outstanding)	$10.72

Class Z

Net asset value, offering price and redemption price per share, ($5,162,368,681 ÷ 480,217,857 shares of common stock issued and outstanding)	$10.75

Class R2

Net asset value, offering price and redemption price per share, ($1,388,072 ÷ 128,889 shares of common stock issued and outstanding)	$10.77

Class R4

Net asset value, offering price and redemption price per share, ($1,243,133 ÷ 115,476 shares of common stock issued and outstanding)	$10.77

Class R6

Net asset value, offering price and redemption price per share, ($1,789,694,348 ÷ 166,357,440 shares of common stock issued and outstanding)	$10.76

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended June 30, 2026

Net Investment Income (Loss)

Income
Interest income	$184,953,429
Affiliated dividend income	2,310,634
Income from securities lending, net (including affiliated income of $181,962)	194,039
Unaffiliated dividend income	173,259

Total income	187,631,361

Expenses
Management fee	15,527,560
Distribution fee(a)	2,000,879
Shareholder servicing fees(a)	1,564
Transfer agent’s fees and expenses (including affiliated expense of $61,736)(a)	3,453,635
Shareholders’ reports	206,707
Custodian and accounting fees	192,312
Registration fees(a)	109,156
Directors’ fees	56,758
Professional fees	42,151
Audit fee	22,200
Miscellaneous	77,279

Total expenses	21,690,201
Less: Fee waiver and/or expense reimbursement(a)	(1,252,340)
Distribution fee waiver(a)	(97,025)

Net expenses	20,340,836

Net investment income (loss)	167,290,525

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,645))	9,332,178
Futures transactions	(21,089,236)
Forward currency contract transactions	220,412
Options written transactions	2,416,050
Swap agreement transactions	9,180,166
Foreign currency transactions	(20,929)

38,641

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(15,456))	(87,234,035)
Futures	(2,239,793)
Forward currency contracts	745,008
Options written	(448,711)
Swap agreements	(6,339,952)
Foreign currencies	18,460
Unfunded loan commitment	31,821

(95,467,202)

Net gain (loss) on investment and foreign currency transactions	(95,428,561)

Net Increase (Decrease) In Net Assets Resulting From Operations	$71,861,964

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,279,847	428,129	291,074	—	1,829	—	—
Shareholder servicing fees	—	—	—	—	732	832	—
Transfer agent’s fees and expenses	415,024	44,629	63,634	2,891,060	1,530	1,531	36,227
Registration fees	27,144	8,690	5,250	36,382	5,054	5,038	21,598
Fee waiver and/or expense reimbursement	(74,854)	(6,260)	(5,675)	(966,627)	(5,593)	(5,406)	(187,925)
Distribution fee waiver	—	—	(97,025)	—	—	—	—

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  31

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	June 30, 2026	December 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$167,290,525	$335,161,579
Net realized gain (loss) on investment and foreign currency transactions	38,641	20,540,583
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(95,467,202)	178,083,100

Net increase (decrease) in net assets resulting from operations	71,861,964	533,785,262

Dividends and Distributions
Distributions from distributable earnings
Class A	(19,691,943)	(40,417,022)
Class C	(1,309,074)	(3,105,598)
Class R	(1,360,273)	(2,912,897)
Class Z	(106,480,963)	(212,863,397)
Class R2	(26,933)	(48,205)
Class R4	(32,284)	(69,459)
Class R6	(37,222,209)	(74,283,130)

	(166,123,679)	(333,699,708)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	803,878,088	1,881,360,671
Net asset value of shares issued in reinvestment of dividends and distributions	147,668,031	296,505,647
Cost of shares purchased	(1,126,674,727)	(2,288,399,066)

Net increase (decrease) in net assets from Fund share transactions	(175,128,608)	(110,532,748)

Total increase (decrease)	(269,390,323)	89,552,806

Net Assets:

Beginning of period	8,380,152,949	8,290,600,143

End of period	$8,110,762,626	$8,380,152,949

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$10.59	$10.47	$10.15	$11.14		$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.41	0.38	0.30	0.19		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)		0.26	0.12	0.36	(0.93)		(0.23)
Total from investment operations	0.08		0.67	0.50	0.66	(0.74)		(0.06)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.41)	(0.38)	(0.34)	(0.25)		(0.22)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.21)		(0.41)	(0.38)	(0.34)	(0.25)		(0.22)
Net asset value, end of period	$10.72		$10.85	$10.59	$10.47	$10.15		$11.14
Total Return(c):	0.70%		6.39%	4.87%	6.60%	(6.70)%		(0.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,000,050		$1,061,472	$1,068,887	$1,137,150	$1,204,480		$1,665,931
Average net assets (000)	$1,032,362		$1,067,583	$1,101,368	$1,161,410	$1,361,067		$1,807,236
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.72	%(e)	0.71%	0.71%	0.71%	0.71%		0.71%
Expenses before waivers and/or expense reimbursement	0.73	%(e)	0.72%	0.72%	0.73%	0.72%		0.72%
Net investment income (loss)	3.88	%(e)	3.80%	3.57%	2.96%	1.83%		1.46%
Portfolio turnover rate(f)	38%		50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$10.59	$10.47	$10.15	$11.14		$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32	0.29	0.22	0.11		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)		0.26	0.13	0.36	(0.93)		(0.23)
Total from investment operations	0.03		0.58	0.42	0.58	(0.82)		(0.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.30)	(0.26)	(0.17)		(0.13)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.16)		(0.32)	(0.30)	(0.26)	(0.17)		(0.13)
Net asset value, end of period	$10.72		$10.85	$10.59	$10.47	$10.15		$11.14
Total Return(c):	0.31%		5.57%	4.06%	5.79%	(7.42)%		(1.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,730		$91,340	$116,542	$155,936	$209,217		$333,417
Average net assets (000)	$86,335		$103,353	$134,261	$179,607	$262,486		$389,132
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50	%(e)	1.49%	1.49%	1.48%	1.48%		1.47%
Expenses before waivers and/or expense reimbursement	1.51	%(e)	1.50%	1.50%	1.50%	1.49%		1.48%
Net investment income (loss)	3.09	%(e)	3.02%	2.79%	2.17%	1.04%		0.71%
Portfolio turnover rate(f)	38%		50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.85		$10.59	$10.47	$10.15	$11.13		$11.42
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.37	0.34	0.27	0.15		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)		0.26	0.13	0.35	(0.92)		(0.24)
Total from investment operations	0.06		0.63	0.47	0.62	(0.77)		(0.11)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.37)	(0.35)	(0.30)	(0.21)		(0.18)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.19)		(0.37)	(0.35)	(0.30)	(0.21)		(0.18)
Net asset value, end of period	$10.72		$10.85	$10.59	$10.47	$10.15		$11.13
Total Return(c):	0.53%		6.04%	4.52%	6.25%	(6.94)%		(0.99)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75,288		$82,156	$88,464	$94,762	$104,825		$138,545
Average net assets (000)	$78,263		$84,389	$91,434	$98,290	$119,891		$139,942
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.06	%(e)	1.05%	1.04%	1.05%	1.05%		1.05%
Expenses before waivers and/or expense reimbursement	1.32	%(e)	1.31%	1.30%	1.32%	1.31%		1.31%
Net investment income (loss)	3.53	%(e)	3.47%	3.23%	2.62%	1.48%		1.12%
Portfolio turnover rate(f)	38%		50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.87		$10.61	$10.49	$10.17	$11.16		$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.44	0.40	0.33	0.21		0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		0.25	0.13	0.35	(0.93)		(0.24)
Total from investment operations	0.10		0.69	0.53	0.68	(0.72)		(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.43)	(0.41)	(0.36)	(0.27)		(0.24)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.22)		(0.43)	(0.41)	(0.36)	(0.27)		(0.24)
Net asset value, end of period	$10.75		$10.87	$10.61	$10.49	$10.17		$11.16
Total Return(c):	0.92%		6.65%	5.12%	6.85%	(6.47)%		(0.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,162,369		$5,329,890	$5,209,649	$5,467,555	$5,743,080		$8,985,211
Average net assets (000)	$5,245,710		$5,283,054	$5,267,650	$5,711,815	$7,274,717		$8,893,589
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47	%(e)	0.47%	0.47%	0.47%	0.47%		0.47%
Expenses before waivers and/or expense reimbursement	0.51	%(e)	0.50%	0.50%	0.49%	0.50%		0.51%
Net investment income (loss)	4.12	%(e)	4.05%	3.81%	3.20%	2.05%		1.69%
Portfolio turnover rate(f)	38%		50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R2 Shares
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.89		$10.63	$10.51	$10.19	$11.18		$11.47
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.39	0.36	0.29	0.17		0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		0.26	0.12	0.35	(0.93)		(0.23)
Total from investment operations	0.08		0.65	0.48	0.64	(0.76)		(0.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.36)	(0.32)	(0.23)		(0.20)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.20)		(0.39)	(0.36)	(0.32)	(0.23)		(0.20)
Net asset value, end of period	$10.77		$10.89	$10.63	$10.51	$10.19		$11.18
Total Return(c):	0.72%		6.21%	4.69%	6.41%	(6.83)%		(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,388		$1,572	$1,453	$1,338	$916		$1,941
Average net assets (000)	$1,476		$1,333	$1,350	$1,138	$1,505		$1,549
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88	%(e)	0.88%	0.88%	0.88%	0.88%		0.88%
Expenses before waivers and/or expense reimbursement	1.64	%(e)	1.64%	1.71%	1.87%	1.84%		1.89%
Net investment income (loss)	3.71	%(e)	3.63%	3.40%	2.84%	1.61%		1.27%
Portfolio turnover rate(f)	38%		50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  37

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.89		$10.63	$10.51	$10.19	$11.18		$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.42	0.39	0.31	0.20		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		0.26	0.12	0.36	(0.94)		(0.22)
Total from investment operations	0.09		0.68	0.51	0.67	(0.74)		(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.42)	(0.39)	(0.35)	(0.25)		(0.23)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.21)		(0.42)	(0.39)	(0.35)	(0.25)		(0.23)
Net asset value, end of period	$10.77		$10.89	$10.63	$10.51	$10.19		$11.18
Total Return(c):	0.84%		6.47%	4.95%	6.68%	(6.60)%		(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,243		$1,164	$1,935	$1,372	$1,400		$1,020
Average net assets (000)	$1,678		$1,796	$1,636	$1,327	$986		$887
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.63%	0.63%	0.63%	0.63%		0.63%
Expenses before waivers and/or expense reimbursement	1.28	%(e)	1.05%	1.18%	1.43%	1.66%		2.16%
Net investment income (loss)	3.91	%(e)	3.89%	3.66%	3.05%	1.89%		1.52%
Portfolio turnover rate(f)	38%		50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended June 30, 2026		Year Ended December 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.88		$10.62	$10.50	$10.18	$11.17		$11.46
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.45	0.41	0.34	0.23		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)		0.25	0.13	0.35	(0.94)		(0.24)
Total from investment operations	0.10		0.70	0.54	0.69	(0.71)		(0.04)
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.44)	(0.42)	(0.37)	(0.28)		(0.25)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.22)		(0.44)	(0.42)	(0.37)	(0.28)		(0.25)
Net asset value, end of period	$10.76		$10.88	$10.62	$10.50	$10.18		$11.17
Total Return(c):	0.97%		6.74%	5.21%	6.95%	(6.37)%		(0.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,789,694		$1,812,558	$1,803,670	$2,197,262	$2,484,393		$2,586,493
Average net assets (000)	$1,794,303		$1,803,160	$2,064,421	$2,305,753	$2,472,740		$2,277,111
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.38%	0.38%	0.38%	0.38%		0.38%
Expenses before waivers and/or expense reimbursement	0.40	%(e)	0.40%	0.40%	0.40%	0.40%		0.40%
Net investment income (loss)	4.21	%(e)	4.14%	3.90%	3.29%	2.18%		1.77%
Portfolio turnover rate(f)	38%		50%	46%	35%	14%		32%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short-Term Corporate Bond Fund  39

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Short-Term Corporate Bond Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Short-Term Corporate Bond Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current income consistent with the preservation of principal.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

PGIM Short-Term Corporate Bond Fund 41

Notes to Financial Statements (unaudited) (continued)

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objective, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

PGIM Short-Term Corporate Bond Fund 43

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its investment group PGIM Credit, and PGIM Limited (collectively the “subadviser”). Effective April 8, 2026, PGIM Fixed Income and PGIM Private Credit (formerly known as PGIM Private Capital) were combined and renamed PGIM Credit. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended June 30, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.380% on average daily net assets up to $10 billion;	0.38%
0.370% on average daily net assets over $10 billion.

The Manager has contractually agreed, through April 30, 2027, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

PGIM Short-Term Corporate Bond Fund 45

Notes to Financial Statements (unaudited) (continued)

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	0.47
R2	0.88
R4	0.63
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS contractually agreed through April 30, 2027 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.25%	0.25%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended June 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$74,879	$23,307
C	—	5,129

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (“the Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended June 30, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$2,622,978,565	$2,899,278,218

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.793%)(wb)
$223,810,245	$1,367,082,721	$1,524,926,537	$ —	$ —	$ 65,966,429	65,966,429	$2,310,634		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.846%)(b)(wb)
220,704,322	906,922,590	922,691,421	(15,456)	(6,645)	204,913,390	205,056,930	181,962	(1)	—
$444,514,567	$2,274,005,311	$2,447,617,958	$(15,456)	$(6,645)	$270,879,819		$2,492,596		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of June 30, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$8,311,715,849	$55,206,809	$(54,891,129)	$315,680

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Short-Term Corporate Bond Fund 47

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of December 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$855,259,000	$11,343,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2025 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $250,000 or more of Class A shares and sell those shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 30,025,000,000 shares of common stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	3,500,000,000
B	5,000,000
C	700,000,000
R	250,000,000
Z	15,000,000,000
T	170,000,000
R2	200,000,000
R4	200,000,000
R6	10,000,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of June 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	87.0

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended June 30, 2026:
Shares sold	5,896,595	$63,629,905
Shares issued in reinvestment of dividends and distributions	1,614,253	17,407,819
Shares purchased	(12,310,748)	(132,771,239)
Net increase (decrease) in shares outstanding before conversion	(4,799,900)	(51,733,515)
Shares issued upon conversion from other share class(es)	1,889,024	20,381,738
Shares purchased upon conversion into other share class(es)	(1,692,471)	(18,260,499)
Net increase (decrease) in shares outstanding	(4,603,347)	$(49,612,276)

Year ended December 31, 2025:
Shares sold	15,444,023	$165,814,818
Shares issued in reinvestment of dividends and distributions	3,330,679	35,828,966
Shares purchased	(23,542,539)	(252,703,742)
Net increase (decrease) in shares outstanding before conversion	(4,767,837)	(51,059,958)
Shares issued upon conversion from other share class(es)	4,387,905	47,029,630
Shares purchased upon conversion into other share class(es)	(2,704,706)	(29,051,963)
Net increase (decrease) in shares outstanding	(3,084,638)	$(33,082,291)

Class C
Six months ended June 30, 2026:
Shares sold	360,628	$3,898,053
Shares issued in reinvestment of dividends and distributions	110,762	1,194,470
Shares purchased	(708,080)	(7,635,525)
Net increase (decrease) in shares outstanding before conversion	(236,690)	(2,543,002)
Shares purchased upon conversion into other share class(es)	(656,018)	(7,082,780)
Net increase (decrease) in shares outstanding	(892,708)	$(9,625,782)

Year ended December 31, 2025:
Shares sold	1,050,957	$11,290,797
Shares issued in reinvestment of dividends and distributions	254,648	2,738,057
Shares purchased	(2,086,462)	(22,390,580)
Net increase (decrease) in shares outstanding before conversion	(780,857)	(8,361,726)
Shares purchased upon conversion into other share class(es)	(1,804,293)	(19,347,086)
Net increase (decrease) in shares outstanding	(2,585,150)	$(27,708,812)

Class R
Six months ended June 30, 2026:
Shares sold	263,824	$2,846,602
Shares issued in reinvestment of dividends and distributions	125,963	1,358,436
Shares purchased	(943,226)	(10,173,054)
Net increase (decrease) in shares outstanding	(553,439)	$(5,968,016)

Year ended December 31, 2025:
Shares sold	380,614	$4,084,628
Shares issued in reinvestment of dividends and distributions	270,483	2,908,997
Shares purchased	(1,431,348)	(15,331,934)
Net increase (decrease) in shares outstanding	(780,251)	$(8,338,309)

Class Z
Six months ended June 30, 2026:
Shares sold	50,880,680	$550,454,640
Shares issued in reinvestment of dividends and distributions	8,570,818	92,649,063
Shares purchased	(69,382,145)	(750,357,399)
Net increase (decrease) in shares outstanding before conversion	(9,930,647)	(107,253,696)
Shares issued upon conversion from other share class(es)	1,499,951	16,222,835
Shares purchased upon conversion into other share class(es)	(1,522,690)	(16,474,831)
Net increase (decrease) in shares outstanding	(9,953,386)	$(107,505,692)

PGIM Short-Term Corporate Bond Fund 49

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended December 31, 2025:
Shares sold	125,072,324	$1,344,790,555
Shares issued in reinvestment of dividends and distributions	17,211,513	185,606,629
Shares purchased	(140,705,846)	(1,513,019,624)
Net increase (decrease) in shares outstanding before conversion	1,577,991	17,377,560
Shares issued upon conversion from other share class(es)	2,605,960	28,060,132
Shares purchased upon conversion into other share class(es)	(4,801,645)	(51,744,088)
Net increase (decrease) in shares outstanding	(617,694)	$(6,306,396)

Class R2
Six months ended June 30, 2026:
Shares sold	11,959	$129,599
Shares issued in reinvestment of dividends and distributions	2,485	26,915
Shares purchased	(29,904)	(323,995)
Net increase (decrease) in shares outstanding	(15,460)	$(167,481)

Year ended December 31, 2025:
Shares sold	49,079	$530,130
Shares issued in reinvestment of dividends and distributions	4,456	48,119
Shares purchased	(45,873)	(492,368)
Net increase (decrease) in shares outstanding	7,662	$85,881

Class R4
Six months ended June 30, 2026:
Shares sold	117,537	$1,281,434
Shares issued in reinvestment of dividends and distributions	1,880	20,354
Shares purchased	(110,871)	(1,198,107)
Net increase (decrease) in shares outstanding	8,546	$103,681

Year ended December 31, 2025:
Shares sold	33,099	$357,165
Shares issued in reinvestment of dividends and distributions	3,843	41,477
Shares purchased	(112,038)	(1,212,869)
Net increase (decrease) in shares outstanding	(75,096)	$(814,227)

Class R6
Six months ended June 30, 2026:
Shares sold	16,791,736	$181,637,855
Shares issued in reinvestment of dividends and distributions	3,236,340	35,010,974
Shares purchased	(20,721,404)	(224,215,408)
Net increase (decrease) in shares outstanding before conversion	(693,328)	(7,566,579)
Shares issued upon conversion from other share class(es)	593,363	6,431,271
Shares purchased upon conversion into other share class(es)	(112,675)	(1,217,734)
Net increase (decrease) in shares outstanding	(212,640)	$(2,353,042)

Year ended December 31, 2025:
Shares sold	32,947,232	$354,492,578
Shares issued in reinvestment of dividends and distributions	6,425,300	69,333,402
Shares purchased	(44,907,275)	(483,247,949)
Net increase (decrease) in shares outstanding before conversion	(5,534,743)	(59,421,969)
Shares issued upon conversion from other share class(es)	2,469,477	26,719,718

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(154,818)	$(1,666,343)
Net increase (decrease) in shares outstanding	(3,220,084)	$(34,368,594)

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/26/2025 - 9/24/2026

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2026.

9. Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have

PGIM Short-Term Corporate Bond Fund 51

Notes to Financial Statements (unaudited) (continued)

adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war),geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the

U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yankee Obligations Risk: Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the US. In addition, Yankee Obligations may be less liquid than US debt obligations. Differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information on foreign investments and involve more risk. Investments in emerging markets securities are subject to greater volatility and price declines.

PGIM Short-Term Corporate Bond Fund 53

Notes to Financial Statements (unaudited) (continued)

10. Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of June 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Short-Term Corporate Bond Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Short-Term Corporate Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Credit investment group (“PGIM Credit ”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM Credit. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Credit. The Board noted that PGIML and PGIM Credit are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as the administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to

1	PGIM Short-Term Corporate Bond Fund is a series of Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Credit, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Credit, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Credit portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Credit’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Credit. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Credit.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Credit, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Credit under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Credit

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Credit and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Credit included the ability to use soft dollar credits, as well as the potential benefits

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consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Credit were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five- and ten-year periods and underperformed over the one-year period.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net assets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares through April 30, 2027.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short-Term Corporate Bond Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 19, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	August 19, 2026